Fair value measurement - Transfers between levels (Details) - At fair value - Equity and debt securities - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial instruments
Transfers from level 1 to level 2	$ 1,953
Transfers from level 2 to level 1	1,975
Transfers into level 3	$ 0	$ 32